Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Balance Sheet Data) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash	$ 27,622,851	$ 18,025,409	$ 12,536,311	$ 12,705,910
Investment Securities, Available For Sale	682,849,058	589,324,401
Total Assets	1,301,213,512	1,171,710,140
Liabilities and Equity [Abstract]
Stockholders' Equity Attributable to Parent	115,522,525	111,905,746	91,758,005	80,518,433
Total Liabilities and Shareholders' Equity	1,301,213,512	1,171,710,140
Parent Company [Member]
Assets:
Cash	20,177,399	22,884,872	$ 25,685,744	$ 3,619,418
Investment in Security Federal Statutory Trust	155,000	155,000
Investment In Security Federal Bank	130,197,635	123,813,848
Accounts Receivable And Other Assets	282,005	341,569
Total Assets	150,812,039	147,195,289
Liabilities and Equity [Abstract]
Accounts Payable And Other Liabilities	134,514	134,543
Long-term Debt	35,155,000	35,155,000
Stockholders' Equity Attributable to Parent	115,522,525	111,905,746
Total Liabilities and Shareholders' Equity	$ 150,812,039	$ 147,195,289